CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (1,318,507)	$ (2,131,396)
Adjustments to reconcile net loss to net cash flows from operating activities:
Impairment loss	10,000
Stock based compensation expense	$ 59,122	$ 59,860
Stock based consulting expense		848,388
Bad debt expense		80,000
Changes in operating assets and liabilities:
Decrease (increase) in prepaid expenses	$ (2,845)	(6,218)
(Decrease) increase in accounts payable and accrued expenses	65,381	(5,040)
(Decrease) increase in accounts payable - related parties	22,840	(36,964)
(Decrease) increase in contract and contribution payable	(131,500)	365,625
Net cash flows from operating activities	(1,295,509)	$ (825,745)
Cash flows from financing activities:
Sale of common stock and warrants	1,010,000
Net cash flows from financing activities	1,010,000
Change in cash and cash equivalents	(285,509)	$ (825,745)
Cash and cash equivalents, beginning of period	683,098	1,508,843
Cash and cash equivalents, end of period	$ 397,589	$ 683,098